Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Parenthetical) (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Standard Life Plc [Member] | Defined Benefit Plans Provision [Member]
Disclosure of defined benefit plans [Line Items]
Past service cost amendments	CAD (55)